Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 were as follows:

	2016
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$36,838	$36,838	$–	$–	$36,838
Securities available-for-sale	103,875	1,081	102,794	–	103,875
Securities held-to-maturity	23,883	–	23,444	–	23,444
Restricted stock	4,614	4,614	–	–	4,614
Net loans	470,158	–	–	471,815	471,815
Bank-owned life insurance	10,361	10,361	–	–	10,361
Accrued interest receivable	1,409	1,409	–	–	1,409
Mortgage servicing rights	261	–	–	261	261
Financial liabilities
Deposits	$540,785	$428,676	$–	$112,642	$541,318
Short-term borrowings	48,742	48,742	–	–	48,742
Other borrowings	12,385	–	–	12,511	12,511
Accrued interest payable	76	76	–	–	76

	2015
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$38,272	$38,272	$–	$–	$38,272
Securities available-for-sale	127,969	1,064	126,905	–	127,969
Securities held-to-maturity	33,819	–	34,011	–	34,011
Restricted stock	4,614	4,614	–	–	4,614
Loans held for sale	47	47	–	–	47
Net loans	418,209	–	–	420,181	420,181
Bank-owned life insurance	10,085	10,085	–	–	10,085
Accrued interest receivable	1,513	1,513	–	–	1,513
Mortgage servicing rights	246	–	–	246	246
Financial liabilities
Deposits	$525,042	$405,776	$–	$119,867	$525,643
Short-term borrowings	48,598	48,598	–	–	48,598
Other borrowings	13,465	–	–	13,667	13,667
Accrued interest payable	80	80	–	–	80